DEPOSIT FOR NON-CURRENT ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
PRC in Beijing [Member]
Interest free non-refundable deposits for buildings	$ 119,918
PRC in Chongqing [Member]
Interest free non-refundable deposits for buildings	13,978
PRC in Changzhou, Jiangsu Province [Member]
Interest free non-refundable deposits for buildings	$ 1,403